UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      SCM Advisors LLC

Address:   909 Montgomery Street
           Suite 500
           San Francisco, CA  94133


Form 13F File Number: 028-06450


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Mark Palmer
Title:  Chief Compliance Officer
Phone:  (415) 486-6726

Signature,  Place,  and  Date  of  Signing:

/s/ Mark Palmer                    San Francisco, CA                  8/4/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             100

Form 13F Information Table Value Total:  $      440,103
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -----------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------- ----
ABB Ltd ADR                    COM            000375204     6931   401100 SH       SOLE                   0  401100    0
Abbott Laboratories            COM            002824100     4566    97615 SH       SOLE                   0   97615    0
Adobe Systems Inc              COM            00724F101     6732   254695 SH       SOLE                   0  254695    0
Advance Amer Cash Advance Ct   COM            00739W107      143    34565 SH       SOLE                   0   34565    0
Advanced Energy Industries     COM            007973100      125    10190 SH       SOLE                   0   10190    0
Agrium Inc                     COM            008916108     5154   105320 SH       SOLE                   0  105320    0
Alexion Pharmaceuticals Inc    COM            015351109     6958   135930 SH       SOLE                   0  135930    0
Allergan Inc                   COM            018490102     6882   118130 SH       SOLE                   0  118130    0
Altra Holdings Inc             COM            02208R106      157    12030 SH       SOLE                   0   12030    0
Amazon com Inc                 COM            023135106     6166    56430 SH       SOLE                   0   56430    0
American Tower Corp Cl A       COM            029912201     8416   189120 SH       SOLE                   0  189120    0
Amgen Inc                      COM            031162100     6730   127950 SH       SOLE                   0  127950    0
Andersons Inc                  COM            034164103      732    22460 SH       SOLE                   0   22460    0
Apple Inc                      COM            037833100    18373    73045 SH       SOLE                   0   73045    0
Applied Materials Inc          COM            038222105     5769   479975 SH       SOLE                   0  479975    0
Asiainfo Linkage Inc           COM            04518A104      964    44095 SH       SOLE                   0   44095    0
Atlas Air Worldwide Holdings   COM            049164205     4926   103705 SH       SOLE                   0  103705    0
Autodesk Inc                   COM            052769106     4500   184720 SH       SOLE                   0  184720    0
Blackrock Inc                  COM            09247X101     4024    28058 SH       SOLE                   0   28058    0
Brigham Exploration            COM            109178103     6598   428990 SH       SOLE                   0  428990    0
Broadcom Corp-Cl A             COM            111320107     7449   225930 SH       SOLE                   0  225930    0
Cameron International Corp     COM            13342B105     5677   174580 SH       SOLE                   0  174580    0
Caterpillar Inc                COM            149123101     5635    93810 SH       SOLE                   0   93810    0
Celgene Corp                   COM            151020104     7643   150385 SH       SOLE                   0  150385    0
Chico's FAS Inc.               COM            168615102      101    10215 SH       SOLE                   0   10215    0
Cisco Systems Inc              COM            17275R102    11723   550105 SH       SOLE                   0  550105    0
Citigroup Inc.                 COM            172967101     6731  1790255 SH       SOLE                   0 1790255    0
Colgate-Palmolive Co           COM            194162103     5932    75315 SH       SOLE                   0   75315    0
Commscope Inc.                 COM            203372107     3164   133100 SH       SOLE                   0  133100    0
Compellent Technologies Inc    COM            20452a108      132    10870 SH       SOLE                   0   10870    0
Cree Resh Inc                  COM            225447101     3074    51210 SH       SOLE                   0   51210    0
Dolby Labratories              COM            25659T107      738    11780 SH       SOLE                   0   11780    0
Dreamworks Animation SKG-A     COM            26153C103     3199   112055 SH       SOLE                   0  112055    0
E M C Corp Mass                COM            268648102     9092   496845 SH       SOLE                   0  496845    0
Express Scripts Inc            COM            302182100      524    11150 SH       SOLE                   0   11150    0
Exxon Mobil Corp               COM            30231G102      342     6000 SH       SOLE                   0    6000    0
FMC Corp                       COM            302491303     4172    72645 SH       SOLE                   0   72645    0
Freeport Mcmoran Copper        COM            35671D857     5741    97085 SH       SOLE                   0   97085    0
GSI Commerce Inc               COM            36238G102      859    29830 SH       SOLE                   0   29830    0
General Mills Inc              COM            370334104     3878   109180 SH       SOLE                   0  109180    0
Gilead Sciences Inc            COM            375558103     3805   111000 SH       SOLE                   0  111000    0
Goldman Sachs Group Inc        COM            38141G104     5385    41025 SH       SOLE                   0   41025    0
Google                         COM            38259P508    11598    26065 SH       SOLE                   0   26065    0
Guess? Inc                     COM            401617105     1018    32585 SH       SOLE                   0   32585    0
Gulfport Energy Corp           COM            402635304      126    10665 SH       SOLE                   0   10665    0
Halliburton Company            COM            406216101     7671   312480 SH       SOLE                   0  312480    0
Herbalife Ltd                  COM            G4412G101     7187   156070 SH       SOLE                   0  156070    0
Hewlett-Packard Co             COM            428236103    10271   237320 SH       SOLE                   0  237320    0
Huntsman Corp                  COM            447011107      707    81515 SH       SOLE                   0   81515    0
Illinois Tool Works Inc        COM            452308109     5556   134595 SH       SOLE                   0  134595    0
Infinera Corp                  COM            45667G103      117    18250 SH       SOLE                   0   18250    0
International Business Machine COM            459200101    10427    84443 SH       SOLE                   0   84443    0
Joy Global Inc.                COM            481165108     5190   103615 SH       SOLE                   0  103615    0
Juniper Networks Inc           COM            48203R104     1977    86635 SH       SOLE                   0   86635    0
Knight Capital Group Inc Cl A  COM            499005106      157    11415 SH       SOLE                   0   11415    0
Lowe's Cos Inc                 COM            548661107     7056   345535 SH       SOLE                   0  345535    0
Luminex Corp                   COM            55027E102     1036    63885 SH       SOLE                   0   63885    0
MF Global Holdings Ltd         COM            55277J108      116    20265 SH       SOLE                   0   20265    0
Marvell Technology Group Ltd   COM            G5876H105     6579   417455 SH       SOLE                   0  417455    0
McDonalds Corp                 COM            580135101     7429   112790 SH       SOLE                   0  112790    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -----------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------- ----
Mercadolibre Inc               COM            58733R102      806    15340 SH       SOLE                   0   15340    0
Microsoft Corp                 COM            594918104     8545   371346 SH       SOLE                   0  371346    0
Molson Coors Brewing Co - B    COM            60871R209     7425   175275 SH       SOLE                   0  175275    0
Monsanto Corp                  COM            61166w101     3191    69040 SH       SOLE                   0   69040    0
Mylan Labs                     COM            628530107     4184   245545 SH       SOLE                   0  245545    0
Nektar Therapeutics            COM            640268108      122    10085 SH       SOLE                   0   10085    0
Netezza Corp                   COM            64111N101      163    11920 SH       SOLE                   0   11920    0
Opnet Technologies Inc         COM            683757108      692    47130 SH       SOLE                   0   47130    0
Oracle Corp                    COM            68389X105     9847   458875 SH       SOLE                   0  458875    0
Owens Corning                  COM            690742101     3939   131700 SH       SOLE                   0  131700    0
PMC-Sierra Inc                 COM            69344F106      105    13950 SH       SOLE                   0   13950    0
Panera Bread Company           COM            69840W108     5641    74930 SH       SOLE                   0   74930    0
Parker Hannifin Corp           COM            701094104     5891   106220 SH       SOLE                   0  106220    0
Pep Boys Manny Moe & Jack      COM            713278109      675    76155 SH       SOLE                   0   76155    0
Pepsico Inc                    COM            713448108     7615   124935 SH       SOLE                   0  124935    0
Philip Morris International    COM            718172109     6636   144760 SH       SOLE                   0  144760    0
Philips Van Huesen             COM            718592108     5563   120220 SH       SOLE                   0  120220    0
Pioneer Natural Res Co         COM            723787107     7360   123805 SH       SOLE                   0  123805    0
Qualcomm Inc                   COM            747525103     6432   195855 SH       SOLE                   0  195855    0
Research In Motion             COM            760975102     4215    85572 SH       SOLE                   0   85572    0
Rosetta Resources Inc          COM            777779307      943    47580 SH       SOLE                   0   47580    0
SM Energy Co                   COM            78454L100     6425   159985 SH       SOLE                   0  159985    0
Safeway Inc                    COM            786514208     5715   290710 SH       SOLE                   0  290710    0
Silicon Laboratories Inc       COM            826919102     3915    96535 SH       SOLE                   0   96535    0
Spdr S&p Homebuilders Etf      COM            78464A888     2744   191635 SH       SOLE                   0  191635    0
Stryker Corp                   COM            863667101     5585   111575 SH       SOLE                   0  111575    0
Successfactors Inc             COM            864596101     6030   290045 SH       SOLE                   0  290045    0
Tbs International Plc          COM            G8657Q104       82    13400 SH       SOLE                   0   13400    0
Teradata Corp                  COM            88076W103      814    26695 SH       SOLE                   0   26695    0
Timken Co                      COM            887389104      871    33520 SH       SOLE                   0   33520    0
Transocean Ltd                 COM            H8817H100     2102    45380 SH       SOLE                   0   45380    0
Union Pacific Corp             COM            907818108     7490   107760 SH       SOLE                   0  107760    0
United States Steel Corp       COM            912909108     4607   119505 SH       SOLE                   0  119505    0
United Technologies Corp       COM            913017109     6822   105100 SH       SOLE                   0  105100    0
Universal Travel Group         COM            91388Q202      168    28510 SH       SOLE                   0   28510    0
Vivus Inc                      COM            928551100      604    62965 SH       SOLE                   0   62965    0
Weatherford International Ltd  COM            H27013103     6252   475800 SH       SOLE                   0  475800    0
Werner Enterprises Inc         COM            950755108      897    40965 SH       SOLE                   0   40965    0
Yingli Green Energy Holding Co COM            98584B103      125    12265 SH       SOLE                   0   12265    0
Yum! Brands Inc                COM            988498101     4800   122960 SH       SOLE                   0  122960    0